STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

11. STOCK-BASED COMPENSATION

In October of 2018, the Company adopted an equity incentive plan (the “Plan”) pursuant to which the Company may grant stock options, restricted stock, and restricted stock units to employees, consultants, and non-employee directors. Shares related to awards granted under the Plan that expire, are forfeited, or for any other reason are not issued or delivered will be available for subsequent awards under the Plan. The Plan authorizes issuance of up to 6,985,533 shares. As of December 31, 2020, there were 988,383 shares available for future grants.

On November 7, 2018, the Company granted 5,827,511 stock options to certain employees, with 38.5% of the options vesting upon the passage of time, and 61.5% of the options vesting based on performance conditions.

Additional stock options were awarded in 2019 and 2020 with the same time-vesting and performance ratios (see tables below). The 2018 time-based options vest proportionally (25% per year) on each of the first four anniversaries of the Acquisition Date. The 2019 and 2020 time-based options vest proportionally (25% per year) on each of the first four anniversaries of the grant date. The performance-based options vest when there is a Change in Control. All unexercised options awarded under the Plan expire on the tenth anniversary of the grant date. The stock option exercise prices range from $5.30 to $18.02 per share.

Compensation expense related to time-based stock options is recognized in an amount equal to the fair value on the date of the grant and is recognized on a straight-line basis over the employee’s requisite service period, generally the vesting period of the award. Compensation expense related to performance-based stock options is recognized only if the performance condition becomes probable of occurring.

11. STOCK-BASED COMPENSATION (continued)

A summary of stock option activity:

	Time-Based Stock Options
	Number of shares	Weighted average exercise price per share	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding as of December 31, 2018	2,243,588	$5.29	$2.39	9.8
Granted	472,253	$7.93	$3.14
Forfeited	(434,533)	$5.29	$2.39
Outstanding as of December 31, 2019	2,281,308	$5.84	$2.54	9.0
Granted	221,941	$17.99	$7.02
Forfeited	(173,788)	$14.65	$5.70
Outstanding as of December 31, 2020	2,329,461	$6.36	$2.74	7.6
Exercisable as of December 31, 2020	1,054,059	$5.64	$2.50
Vested or expected to vest, December 31, 2020	2,329,461	$6.36	$2.74

11. STOCK-BASED COMPENSATION (continued)

	Performance-Based Stock Options
	Number of shares	Weighted average exercise price per share	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding as of December 31, 2018	3,583,923	$5.29	$1.50	9.8
Granted	746,836	$7.96	$2.01
Forfeited	(827,812)	$5.29	$1.50
Outstanding as of December 31, 2019	3,502,947	$5.86	$1.61	9.0
Granted	346,984	$17.99	$4.36
Forfeited	(272,679)	$14.65	$3.59
Outstanding as of December 31, 2020	3,577,252	$6.38	$1.72	7.6
Exercisable as of December 31, 2020	—	$—	$—
Vested or expected to vest, December 31, 2020	—	$—	$—

Stock compensation expense was $2,110 and $1,888 during the years ended December 31, 2020 and 2019, respectively, and was $373 during the period April 11, 2018 through December 31, 2018. Expense recorded in 2020 includes 30,820 shares of SCA’s common stock which was awarded to employees as part of their annual bonus compensation. As of December 31, 2020, there was $2,760 of total unrecognized compensation expense related to time-based stock options, which is expected to be fully recognized over a weighted average period of approximately 1.5 years.

A third-party valuation advisor was utilized to assist management in determining the fair value of options granted using the Black-Scholes option-pricing model based on the grant price and assumptions regarding the expected term, expected volatility, dividends, and risk-free interest rates. The grant price was determined based on the fair value of the Company’s stock on the grant date.

The fair value of the time-based stock options granted was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions used for grants:

	2020		2019
Expected Term	5.59	years	5.67	years
Expected Volatility	38.8%		33.9%
Risk-free Interest Rate	1.7%		1.7%
Expected Dividend Yield	—		—

The expected term was based on vesting criteria and time to expiration. The expected volatility was based on historical volatility of stock prices and assets of a public company peer group. The risk-free interest rate was based on the implied risk-free rate using the expected term and yields of U.S Treasury stock and S&P bond yields.

The fair value of performance-based stock options granted was estimated by simulating the future stock price using geometric brownian motion and risk-free rate of return at intervals specified in the grant agreement. The number of shares vested and future price at each interval were recorded for each simulation and then multiplied together and discounted to present value at the risk-free rate of return.